Risk management - Credit and concentration risk (Details) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€) numberOfRemunerationComponent customer
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of methods used to measure exposure to counterparty credit risk | numberOfRemunerationComponent	2
Spain
Concentration of risk
Risk exposure	€ 283,953
"Large Exposures" Customers
Concentration of risk
Number of largest groups | customer	20
Credit risk | "Large Exposures" Customers
Concentration of risk
Large exposure threshold percentage	10.00%
Maximum percentage of eligible capital allowed under regulation	25.00%
Credit exposure, percentage of total loans	5.00%
Risk exposure	€ 1,557,002
Credit risk | "Large Exposures" Customers | Spain
Concentration of risk
Risk exposure	353,564
Credit risk | "Large Exposures" Customers | Other EU countries
Concentration of risk
Risk exposure	307,760
Credit risk | "Large Exposures" Customers | America
Concentration of risk
Risk exposure	463,607
Credit risk | "Large Exposures" Customers | Rest of the world
Concentration of risk
Risk exposure	432,071
Credit risk | "Large Exposures" Customers | Central banks and Credit institutions
Concentration of risk
Risk exposure	327,984
Credit risk | "Large Exposures" Customers | Central banks and Credit institutions | Spain
Concentration of risk
Risk exposure	93,520
Credit risk | "Large Exposures" Customers | Central banks and Credit institutions | Other EU countries
Concentration of risk
Risk exposure	59,499
Credit risk | "Large Exposures" Customers | Central banks and Credit institutions | America
Concentration of risk
Risk exposure	81,647
Credit risk | "Large Exposures" Customers | Central banks and Credit institutions | Rest of the world
Concentration of risk
Risk exposure	93,318
Credit risk | "Large Exposures" Customers | Public sector
Concentration of risk
Risk exposure	149,623
Credit risk | "Large Exposures" Customers | Public sector | Spain
Concentration of risk
Risk exposure	35,258
Credit risk | "Large Exposures" Customers | Public sector | Other EU countries
Concentration of risk
Risk exposure	26,276
Credit risk | "Large Exposures" Customers | Public sector | America
Concentration of risk
Risk exposure	82,194
Credit risk | "Large Exposures" Customers | Public sector | Rest of the world
Concentration of risk
Risk exposure	5,895
Credit risk | "Large Exposures" Customers | Central government
Concentration of risk
Risk exposure	124,807
Credit risk | "Large Exposures" Customers | Central government | Spain
Concentration of risk
Risk exposure	23,188
Credit risk | "Large Exposures" Customers | Central government | Other EU countries
Concentration of risk
Risk exposure	24,525
Credit risk | "Large Exposures" Customers | Central government | America
Concentration of risk
Risk exposure	71,639
Credit risk | "Large Exposures" Customers | Central government | Rest of the world
Concentration of risk
Risk exposure	5,455
Credit risk | "Large Exposures" Customers | Other central government
Concentration of risk
Risk exposure	24,816
Credit risk | "Large Exposures" Customers | Other central government | Spain
Concentration of risk
Risk exposure	12,070
Credit risk | "Large Exposures" Customers | Other central government | Other EU countries
Concentration of risk
Risk exposure	1,751
Credit risk | "Large Exposures" Customers | Other central government | America
Concentration of risk
Risk exposure	10,555
Credit risk | "Large Exposures" Customers | Other central government | Rest of the world
Concentration of risk
Risk exposure	440
Credit risk | "Large Exposures" Customers | Other financial institutions (financial business activity)
Concentration of risk
Risk exposure	120,294
Credit risk | "Large Exposures" Customers | Other financial institutions (financial business activity) | Spain
Concentration of risk
Risk exposure	14,228
Credit risk | "Large Exposures" Customers | Other financial institutions (financial business activity) | Other EU countries
Concentration of risk
Risk exposure	40,344
Credit risk | "Large Exposures" Customers | Other financial institutions (financial business activity) | America
Concentration of risk
Risk exposure	35,818
Credit risk | "Large Exposures" Customers | Other financial institutions (financial business activity) | Rest of the world
Concentration of risk
Risk exposure	29,904
Credit risk | "Large Exposures" Customers | Non-financial corporations and individual entrepreneurs (non-financial business activity)
Concentration of risk
Risk exposure	415,297
Credit risk | "Large Exposures" Customers | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Spain
Concentration of risk
Risk exposure	121,795
Credit risk | "Large Exposures" Customers | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Other EU countries
Concentration of risk
Risk exposure	86,183
Credit risk | "Large Exposures" Customers | Non-financial corporations and individual entrepreneurs (non-financial business activity) | America
Concentration of risk
Risk exposure	141,139
Credit risk | "Large Exposures" Customers | Non-financial corporations and individual entrepreneurs (non-financial business activity) | Rest of the world
Concentration of risk
Risk exposure	66,180
Credit risk | "Large Exposures" Customers | Construction and property development
Concentration of risk
Risk exposure	21,523
Credit risk | "Large Exposures" Customers | Construction and property development | Spain
Concentration of risk
Risk exposure	3,607
Credit risk | "Large Exposures" Customers | Construction and property development | Other EU countries
Concentration of risk
Risk exposure	3,392
Credit risk | "Large Exposures" Customers | Construction and property development | America
Concentration of risk
Risk exposure	7,309
Credit risk | "Large Exposures" Customers | Construction and property development | Rest of the world
Concentration of risk
Risk exposure	7,215
Credit risk | "Large Exposures" Customers | Civil engineering construction
Concentration of risk
Risk exposure	5,857
Credit risk | "Large Exposures" Customers | Civil engineering construction | Spain
Concentration of risk
Risk exposure	2,397
Credit risk | "Large Exposures" Customers | Civil engineering construction | Other EU countries
Concentration of risk
Risk exposure	2,442
Credit risk | "Large Exposures" Customers | Civil engineering construction | America
Concentration of risk
Risk exposure	847
Credit risk | "Large Exposures" Customers | Civil engineering construction | Rest of the world
Concentration of risk
Risk exposure	171
Credit risk | "Large Exposures" Customers | Large companies
Concentration of risk
Risk exposure	248,955
Credit risk | "Large Exposures" Customers | Large companies | Spain
Concentration of risk
Risk exposure	58,030
Credit risk | "Large Exposures" Customers | Large companies | Other EU countries
Concentration of risk
Risk exposure	49,343
Credit risk | "Large Exposures" Customers | Large companies | America
Concentration of risk
Risk exposure	94,496
Credit risk | "Large Exposures" Customers | Large companies | Rest of the world
Concentration of risk
Risk exposure	47,086
Credit risk | "Large Exposures" Customers | SMEs and individual entrepreneurs
Concentration of risk
Risk exposure	138,962
Credit risk | "Large Exposures" Customers | SMEs and individual entrepreneurs | Spain
Concentration of risk
Risk exposure	57,761
Credit risk | "Large Exposures" Customers | SMEs and individual entrepreneurs | Other EU countries
Concentration of risk
Risk exposure	31,006
Credit risk | "Large Exposures" Customers | SMEs and individual entrepreneurs | America
Concentration of risk
Risk exposure	38,487
Credit risk | "Large Exposures" Customers | SMEs and individual entrepreneurs | Rest of the world
Concentration of risk
Risk exposure	11,708
Credit risk | "Large Exposures" Customers | Households - other
Concentration of risk
Risk exposure	543,804
Credit risk | "Large Exposures" Customers | Households - other | Spain
Concentration of risk
Risk exposure	88,763
Credit risk | "Large Exposures" Customers | Households - other | Other EU countries
Concentration of risk
Risk exposure	95,458
Credit risk | "Large Exposures" Customers | Households - other | America
Concentration of risk
Risk exposure	122,809
Credit risk | "Large Exposures" Customers | Households - other | Rest of the world
Concentration of risk
Risk exposure	236,774
Credit risk | "Large Exposures" Customers | Residential
Concentration of risk
Risk exposure	353,752
Credit risk | "Large Exposures" Customers | Residential | Spain
Concentration of risk
Risk exposure	63,487
Credit risk | "Large Exposures" Customers | Residential | Other EU countries
Concentration of risk
Risk exposure	35,978
Credit risk | "Large Exposures" Customers | Residential | America
Concentration of risk
Risk exposure	40,265
Credit risk | "Large Exposures" Customers | Residential | Rest of the world
Concentration of risk
Risk exposure	214,022
Credit risk | "Large Exposures" Customers | Consumer loans
Concentration of risk
Risk exposure	169,897
Credit risk | "Large Exposures" Customers | Consumer loans | Spain
Concentration of risk
Risk exposure	18,078
Credit risk | "Large Exposures" Customers | Consumer loans | Other EU countries
Concentration of risk
Risk exposure	56,879
Credit risk | "Large Exposures" Customers | Consumer loans | America
Concentration of risk
Risk exposure	75,837
Credit risk | "Large Exposures" Customers | Consumer loans | Rest of the world
Concentration of risk
Risk exposure	19,103
Credit risk | "Large Exposures" Customers | Other purposes
Concentration of risk
Risk exposure	20,155
Credit risk | "Large Exposures" Customers | Other purposes | Spain
Concentration of risk
Risk exposure	7,198
Credit risk | "Large Exposures" Customers | Other purposes | Other EU countries
Concentration of risk
Risk exposure	2,601
Credit risk | "Large Exposures" Customers | Other purposes | America
Concentration of risk
Risk exposure	6,707
Credit risk | "Large Exposures" Customers | Other purposes | Rest of the world
Concentration of risk
Risk exposure	€ 3,649